Contingent liabilities, contractual commitments and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 114,187	$ 97,717
Commitments	815,474	844,770
Off-balance sheet commitments	273,192	262,877
Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	273,371	263,103
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	654,991	677,308
IFRS 9 | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	655,432	678,167
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	8,827	7,178
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	47,184	66,506
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	759,463	771,086
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	187,837	184,989
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	187,837	184,989
Loans and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	627,258	659,049
Loans and other credit-related commitments | IFRS 9 | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	627,637	659,783
Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	13,879	13,906
Commitments	0	0
Issued by HSBC Holdings | – documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	0	0
Issued by HSBC Holdings | – forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	0	0
Issued by HSBC Holdings | – standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	0	0
Financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	27,795	18,384
Financial guarantees | Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	13,746	13,787
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	85,534	78,114
– performance and other guarantees | Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	0	0
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	858	1,219
– other contingent liabilities | Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 133	$ 119